Share-Based Compensation - Summary of Additional Information Relating to Stock Options and SAR's (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	1,908
Weighted-Average Exercise Price - Outstanding Awards	$ 78.06	$ 65.11	$ 54.06
Number Exercisable	695
Weighted-Average Exercise Price - Exercisable Awards	$ 69.05	$ 56.46
35.01 - 40.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	38
Weighted-Average Remaining Life	5 years
Weighted-Average Exercise Price - Outstanding Awards	$ 39.49
Number Exercisable	38
Weighted-Average Exercise Price - Exercisable Awards	$ 39.49
40.01 - 45.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	50
Weighted-Average Remaining Life	1 year
Weighted-Average Exercise Price - Outstanding Awards	$ 42.3
Number Exercisable	50
Weighted-Average Exercise Price - Exercisable Awards	$ 42.3
50.01 - 55.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	281
Weighted-Average Remaining Life	4 years
Weighted-Average Exercise Price - Outstanding Awards	$ 54.36
Number Exercisable	121
Weighted-Average Exercise Price - Exercisable Awards	$ 54.36
60.01 - 65.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	12
Weighted-Average Remaining Life	6 years
Weighted-Average Exercise Price - Outstanding Awards	$ 63.26
Number Exercisable	9
Weighted-Average Exercise Price - Exercisable Awards	$ 63.26
75.01 - 80.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	834
Weighted-Average Remaining Life	6 years
Weighted-Average Exercise Price - Outstanding Awards	$ 75.96
Number Exercisable	401
Weighted-Average Exercise Price - Exercisable Awards	$ 75.96
85.01 - 90.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	362
Weighted-Average Remaining Life	8 years
Weighted-Average Exercise Price - Outstanding Awards	$ 88.87
Number Exercisable	76
Weighted-Average Exercise Price - Exercisable Awards	$ 88.87
100.01 - 105.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	331
Weighted-Average Remaining Life	9 years
Weighted-Average Exercise Price - Outstanding Awards	$ 102
Weighted-Average Exercise Price - Exercisable Awards	$ 102